Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Net Amount of Risk by Product and Guarantee [Table Text Block]
	Current weighted-average interest crediting rate		Minimum guaranteed rate ranges
Interest sensitive contract liability	2011	2010	2011	2010
Traditional individual fixed annuities	2.47%	3.79%	0.50 – 4.50%	2.50 – 4.50%
Equity-indexed annuities	4.07%	3.69%	1.00 – 3.00%	1.00 – 3.00%
Individual variable annuity contracts	4.02%	5.12%	1.50 – 5.42%	1.50 – 5.71%
Guaranteed investment contracts	3.79%	3.79%	0.00 – 4.50%	0.00 – 4.50%
Universal life – type policies	4.69%	5.00%	3.00 – 6.00%	3.00 – 6.00%

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

New Accounting Pronouncements

Changes to the general accounting principles are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates to the FASB Accounting Standards Codification™. Accounting standards updates not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company's consolidated financial statements.

Basis of Presentation, Business Combinations and Consolidation

In December 2011, the FASB amended the general accounting principles for Balance Sheet as it relates to the disclosures about offsetting assets and liabilities. The amendment requires disclosures about the Company's rights of offset and related arrangements associated with its financial instruments and derivative instruments. This amendment also requires the disclosure of both gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendment is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In February 2010, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. The amendment defers the effective date of the Consolidation amendment made in June 2009 for certain variable interest entities. This update also clarifies how a related party's interest should be considered when evaluating variable interests. The amendment is effective for fiscal years and interim periods beginning after January 31, 2010. The adoption of this amendment did not have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. This amendment also requires additional disclosures to provide transparent information regarding the involvement in a variable interest entity. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Investments

In April 2011, the FASB amended the general accounting principles for Receivables as it relates to a creditor's determination of whether a restructuring is a troubled debt restructuring. This amendment clarifies the guidance related to the creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties. It also clarifies that the creditor is precluded from using the effective interest rate test when evaluating whether a restructuring constitutes a troubled debt restructuring. The amendment is effective for interim and annual reporting periods beginning on or after June 15, 2011, and is to be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB amended the general accounting principles for Receivables as it relates to the disclosures about the credit quality of financing receivables and the allowance for credit losses. This amendment requires additional disclosures that provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. It also requires the disclosure of credit quality indicators, past due information, and modifications of financing receivables. The amendment is effective for interim and annual reporting periods ending on or after December 15, 2010, except for disclosures about activity that occurs during the reporting period. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 2 — “Summary of Significant Accounting Policies” and in Note 4 — “Investments”.

In April 2009, the FASB amended the general accounting principles for Investments as it relates to the recognition and presentation of other-than-temporary impairments. This amendment updates the other-than-temporary impairment guidance for fixed maturity securities to make it more operational and to improve the presentation and disclosure of other-than-temporary impairments (“OTTI”) on fixed maturity and equity securities in the financial statements. This amendment is effective for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment resulted in a net after-tax increase to retained earnings and a decrease to accumulated other comprehensive income of $4.4 million, as of April 1, 2009. The required disclosures are provided in Note 4 — “Investments”.

Transfers and Servicing

In April 2011, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the reconsideration of effective control for repurchase agreements. This amendment removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets and also removes the collateral maintenance implementation guidance related to that criterion. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the transfers of financial assets. This amendment also requires additional disclosures to address concerns regarding the transparency of transfers of financial assets. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In February 2008, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the accounting for transfers of financial assets and repurchase financing transactions. This amendment provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The amendment is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Derivatives and Hedging

In March 2010, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to embedded derivatives.  This amendment clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of a financial instrument to another.  The amendment is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2010.  The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In March 2008, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to the disclosures about derivative instruments and hedging activities. This amendment requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The amendment is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this amendment in the first quarter of 2009. The required disclosures are provided in Note 5 — “Derivative Instruments”.

Fair Value Measurements and Disclosures

In May 2011, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the measurement and disclosure requirements about fair value measurements. This amendment clarifies the FASB's intent about the application of existing fair value measurement requirements. It also changes particular principles and requirements for measuring fair value and for disclosing information about fair value measurements. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements other than the addition of the required disclosures.

In January 2010, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the disclosures about fair value measurements. This amendment requires new disclosures about the transfers in and out of Level 1 and 2 measurements and also enhances disclosures about the activity within the Level 3 measurements. It also clarifies the required level of disaggregation and the disclosures regarding valuation techniques and inputs to fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for the enhanced Level 3 disclosures. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

In April 2009, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to determining fair value when the volume and level of activity for asset or liability have significantly decreased and identifying transactions that are not orderly. This amendment provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. This amendment is effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements. The required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

Deferred Policy Acquisition Costs

In October 2010, the FASB amended the general accounting principles for Financial Services – Insurance as it relates to accounting for costs associated with acquiring or renewing insurance contracts. This amendment clarifies that only those costs that result directly from and are essential to the contract transaction and that would not have been incurred had the contract transaction not occurred can be capitalized. It also defines acquisitions costs as costs that are related directly to the successful acquisitions of new or renewal insurance contracts. The amendment is effective for fiscal years and interim periods beginning after December 15, 2011. The retrospective adoption of this amendment on January 1, 2012, resulted in a reduction in the Company's deferred acquisition cost asset and a corresponding reduction to equity. There will be a decrease in amortization subsequent to adoption due to the reduced deferred acquisition cost asset. There will also be a reduction in the level of future costs the Company defers; thereby increasing expenses incurred in future periods.

	As Previously Reported		Adjustments		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010

Assets
Deferred policy acquisition costs	$4,013,984	$3,726,443	$(470,059)	$(411,728)	$3,543,925	$3,314,715

Liabilities and Stockholders' Equity
Future policy benefits	9,903,503	9,274,789	383	-	9,903,886	9,274,789
Deferred income taxes	1,831,869	1,396,747	(152,035)	(136,567)	1,679,834	1,260,180
Stockholders' Equity:
Retained earnings	3,131,934	2,587,403	(313,505)	(259,930)	2,818,429	2,327,473
Accumulated other comprehensive income	1,623,055	907,415	(4,902)	(15,231)	1,618,153	892,184

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Benefits and Expenses:
Claims and other policy benefits	$6,224,800	$5,547,155	$4,819,426	$383	$-	$-	$6,225,183	$5,547,155	$4,819,426
Policy acquisition costs and
other insurance expenses	919,595	1,079,953	958,326	70,426	57,636	51,786	990,021	1,137,589	1,010,112

Income before income taxes	834,380	863,817	592,345	(70,809)	(57,636)	(51,786)	763,571	806,181	540,559
Provision for income taxes	234,760	289,415	185,259	(17,234)	(18,976)	(17,696)	217,526	270,439	167,563
Net Income	599,620	574,402	407,086	(53,575)	(38,660)	(34,090)	546,045	535,742	372,996

Earnings per share:
Basic earnings per share	8.15	7.85	5.59	(0.73)	(0.53)	(0.47)	7.42	7.32	5.12
Diluted earnings per share	8.09	7.69	5.55	(0.72)	(0.52)	(0.46)	7.37	7.17	5.09

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Comprehensive Income:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996

Other Comprehensive Income:
Change in foreign currency
translation adjustements	(35,829)	59,648	191,084	10,329	(8,328)	(13,127)	(25,500)	51,320	177,957

Total Comprehensive Income	1,315,260	1,182,608	1,259,008	(43,246)	(46,988)	(47,217)	1,272,014	1,135,620	1,211,791

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Cash Flows From Operating
Activities:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996
Change in operating assets and
liabilities

Deferred policy acquisition
costs	(312,329)	4,192	3,357	70,426	57,636	51,786	(241,903)	61,828	55,143
Future policy benefits, other
policy claims and benefits, and
other reinsurance balances	970,302	1,580,458	907,732	383	-	-	970,685	1,580,458	907,732
Deferred income taxes	186,228	444,150	(81,195)	(17,234)	(18,976)	(17,696)	168,994	425,174	(98,891)